Risk Management - Summary of Principal Macroeconomic Indicators Included in Economic Scenarios (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Colombia [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	2.63%	2.66%	3.11%
Unemployment rate	9.84%	9.84%	9.84%
Consumer's Price Index	3.00	3.00	3.40
Benchmark interest rates	4.75%	4.75%	4.75%
Currency exchange rate	3,150	3,180	3,180
Colombia [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	4.25%	4.20%	4.33%
Unemployment rate	9.34%	9.40%	9.50%
Consumer's Price Index	4.27	3.91	3.95
Benchmark interest rates	5.75%	5.75%	5.75%
Currency exchange rate	3,025	3,071	3,104
Colombia [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	3.44%	3.43%	3.72%
Unemployment rate	10.35%	10.29%	10.21%
Consumer's Price Index	1.38	1.86	2.74
Benchmark interest rates	3.75%	3.75%	3.75%
Currency exchange rate	3,335	3,289	3,256
2019 [member] | Chile [member] | Q1 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.16%
Consumer's Price Index				108.52
Interbank interest rate				3.00%
Copper				2.78
2019 [member] | Chile [member] | Q1 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.20%
Consumer's Price Index				108.56
Interbank interest rate				3.75%
Copper				2.58
2019 [member] | Chile [member] | Q1 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.12%
Consumer's Price Index				108.48
Interbank interest rate				2.25%
Copper				2.99
2019 [member] | Chile [member] | Q2 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.42%
Consumer's Price Index				109.33
Interbank interest rate				3.25%
Copper				2.81
2019 [member] | Chile [member] | Q2 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.53%
Consumer's Price Index				109.47
Interbank interest rate				4.50%
Copper				2.40
2019 [member] | Chile [member] | Q2 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.32%
Consumer's Price Index				109.19
Interbank interest rate				2.00%
Copper				3.22
2019 [member] | Chile [member] | Q3 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.13%
Consumer's Price Index				110.24
Interbank interest rate				3.50%
Copper				2.83
2019 [member] | Chile [member] | Q3 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.28%
Consumer's Price Index				110.51
Interbank interest rate				5.00%
Copper				2.22
2019 [member] | Chile [member] | Q3 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.98%
Consumer's Price Index				109.96
Interbank interest rate				2.00%
Copper				3.45
2019 [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.86%
Consumer's Price Index				110.93
Interbank interest rate				3.75%
Copper				2.86
2019 [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.04%
Consumer's Price Index				111.17
Interbank interest rate				5.25%
Copper				2.10
2019 [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.69%
Consumer's Price Index				110.68
Interbank interest rate				2.25%
Copper				3.61
2020 [member] | Chile [member] | Q1 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.15%
Consumer's Price Index				112.05
Interbank interest rate				4.00%
Copper				2.87
2020 [member] | Chile [member] | Q1 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.33%
Consumer's Price Index				112.29
Interbank interest rate				5.50%
Copper				2.68
2020 [member] | Chile [member] | Q1 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.98%
Consumer's Price Index				111.81
Interbank interest rate				2.50%
Copper				3.06
2020 [member] | Chile [member] | Q2 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.43%
Consumer's Price Index				112.66
Interbank interest rate				4.50%
Copper				2.88
2020 [member] | Chile [member] | Q2 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.59%
Consumer's Price Index				112.83
Interbank interest rate				6.25%
Copper				2.88
2020 [member] | Chile [member] | Q2 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.26%
Consumer's Price Index				112.48
Interbank interest rate				2.75%
Copper				2.88
2020 [member] | Chile [member] | Q3 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.16%
Consumer's Price Index				113.48
Interbank interest rate				4.50%
Copper				2.88
2020 [member] | Chile [member] | Q3 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.30%
Consumer's Price Index				113.72
Interbank interest rate				6.00%
Copper				2.88
2020 [member] | Chile [member] | Q3 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.02%
Consumer's Price Index				113.23
Interbank interest rate				3.00%
Copper				2.88
2020 [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.91%
Consumer's Price Index				114.23
Interbank interest rate				4.50%
Copper				2.89
2020 [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.02%
Consumer's Price Index				114.43
Interbank interest rate				5.50%
Copper				2.89
2020 [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.80%
Consumer's Price Index				114.02
Interbank interest rate				3.50%
Copper				2.89
Two thousand twenty one [member] | Chile [member] | Q1 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.21%
Consumer's Price Index				115.41
Interbank interest rate				4.50%
Copper				2.90
Two thousand twenty one [member] | Chile [member] | Q1 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.29%
Consumer's Price Index				115.59
Interbank interest rate				5.00%
Copper				2.90
Two thousand twenty one [member] | Chile [member] | Q1 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.13%
Consumer's Price Index				115.23
Interbank interest rate				4.00%
Copper				2.90
Two thousand twenty one [member] | Chile [member] | Q2 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.49%
Consumer's Price Index				116.01
Interbank interest rate				4.50%
Copper				2.91
Two thousand twenty one [member] | Chile [member] | Q2 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.54%
Consumer's Price Index				116.16
Interbank interest rate				4.50%
Copper				2.91
Two thousand twenty one [member] | Chile [member] | Q2 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.43%
Consumer's Price Index				115.87
Interbank interest rate				4.50%
Copper				2.91
Two thousand twenty one [member] | Chile [member] | Q3 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.21%
Consumer's Price Index				116.86
Interbank interest rate				4.50%
Copper				2.92
Two thousand twenty one [member] | Chile [member] | Q3 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.23%
Consumer's Price Index				117.09
Interbank interest rate				4.50%
Copper				2.92
Two thousand twenty one [member] | Chile [member] | Q3 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.20%
Consumer's Price Index				116.62
Interbank interest rate				4.50%
Copper				2.92
Two thousand twenty one [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.96%
Consumer's Price Index				117.63
Interbank interest rate				4.50%
Copper				2.93
Two thousand twenty one [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.94%
Consumer's Price Index				117.84
Interbank interest rate				4.50%
Copper				2.93
Two thousand twenty one [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.98%
Consumer's Price Index				117.43
Interbank interest rate				4.50%
Copper				2.93